Notes and Convertible Notes Payable (Details) - USD ($)																3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2024	Sep. 19, 2024	Jul. 30, 2024	Apr. 22, 2024	Mar. 27, 2024	Dec. 13, 2023	Dec. 12, 2023	Nov. 03, 2023	Oct. 15, 2023	Aug. 08, 2023	May 10, 2023	Mar. 10, 2023	Nov. 04, 2022	Oct. 21, 2022	Jul. 19, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 20, 2024	Apr. 30, 2023	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020
Notes Payable [Line Items]
Remaining principal payments																				$ 450,000	$ 450,000
Accrued interest									5.00%
Interest rate, percentage									0.00%
Net proceeds	$ 325,000																	$ 1,696,000		3,605,000
Amortization expense discount																				0	38,836
Sales of common stock																					18,765
Gain (Loss) on Extinguishment of Debt																$ 85,150	$ 2,580	260,122	$ (167,647)	(178,986)	(145,212)
Repaid cash premium, percentage									2.00%
Conversion price per share (in Dollars per share)		$ 4.86			$ 5.73
Interest Expense, Other																51,461	47,555	196,987	96,234	168,144	72,718
SBA Loans [Member]
Notes Payable [Line Items]
Interest accrued																		19,709		17,725	27,628
Interest expense (income)																8,736	4,253	17,335	12,159	16,413	7,533
Loan [Member]
Notes Payable [Line Items]
Interest income																2,193	$ 6,579	15,351	$ 19,737	26,316	21,530
Government Notes Payable [Member]
Notes Payable [Line Items]
Net carrying amount																				450,000	450,000
Promissory Note [Member]
Notes Payable [Line Items]
Net carrying amount																				0	0
Accrued interest															5.00%
Interest rate, percentage															0.00%
Maturity date															Jan. 19, 2023
Net proceeds															$ 522,500
Payment premium percentage															2.00%
Total cash repayments															$ 561,000
Discount against note															38,500
Amortization expense discount																				0	4,748
Outstanding amount																				0	168,300
Sales of common stock																					18,765
Remaining principal payments																				0	0
Interest payments																				0	12,601
October 2022 Note Payable [Member]
Notes Payable [Line Items]
Net carrying amount																				0	0
Principal amount														$ 144,760
Maturity date														Oct. 31, 2023
Net proceeds														$ 125,000
Discount against note														37,131
Amortization expense discount																				0	29,012
Outstanding amount																				0	129,705
Remaining principal payments																				0	0
Original issue discount														15,510
Other fees														4,250
Monthly payments														$ 16,213
AEU Notes Payable [Member]
Notes Payable [Line Items]
Net carrying amount																				0	0
Net proceeds													$ 35,800
Amortization expense discount																					3,998
Outstanding amount																				0	31,394
Remaining principal payments																				0	0
Gross amount													41,009
Recognized discount amount													$ 5,209
March 2023 Note Payable [Member]
Notes Payable [Line Items]
Net carrying amount																				0	0
Principal amount												$ 116,760
Maturity date												Mar. 10, 2024
Net proceeds												$ 100,000
Discount against note																				30,771
Amortization expense discount																				0	25,993
Outstanding amount																				0	130,771
Remaining principal payments																				0	0
Original issue discount												12,510
Other fees												4,250
Monthly payments																							$ 13,077
Prepaid interest												14,011
Total repayments												$ 130,771
Gain (Loss) on Extinguishment of Debt																					4,778
Notes Payable May 2023 [Member]
Notes Payable [Line Items]
Net carrying amount																				0	0
Principal amount											$ 330,000
Maturity date											Jul. 31, 2023
Net proceeds											$ 308,500
Total cash repayments											343,200
Discount against note											$ 34,700
Amortization expense discount																				0	34,700
Outstanding amount																				0	343,200
Remaining principal payments																				0	0
Interest rate, percentage											0.00%
Original issue discount, percentage											5.00%
Repaid cash premium, percentage											2.00%
Note payable August 2023 [Member]
Notes Payable [Line Items]
Net carrying amount																				0	76,549
Principal amount										$ 144,760
Net proceeds										37,131
Discount against note										125,000
Amortization expense discount																				13,098	16,401
Outstanding amount																				97,279	0
Remaining principal payments																				0	97,279
Original issue discount										15,510
Other fees										4,250
Monthly payments										16,213
Prepaid interest										17,371
Total repayments										$ 162,131
Outstanding amount current																				64,852
Extinguishment of debt																				7,631
November 2023 Note [Member]
Notes Payable [Line Items]
Net carrying amount																				0	253,000
Principal amount								$ 350,000
Maturity date								Sep. 03, 2024
Net proceeds								$ 317,000
Total cash repayments								378,000
Discount against note								$ 61,000
Amortization expense discount																				49,400	11,600
Outstanding amount																				302,400	75,600
Remaining principal payments																				0	302,400
Interest rate, percentage								0.00%
Original issue discount, percentage								8.00%
Repaid cash premium, percentage								8.00%
December 2023 Note I Notes Payable [Member]
Notes Payable [Line Items]
Net carrying amount																				0	127,291
Principal amount							$ 144,760
Maturity date							Oct. 15, 2024
Net proceeds							$ 125,000
Discount against note							37,131
Amortization expense discount																				34,840	2,291
Outstanding amount																				162,131	0
Remaining principal payments																				0	162,131
Original issue discount							15,510
Other fees							4,250
Monthly payments							16,213
Prepaid interest							17,371
Total repayments							$ 162,131
Conversion right discount, percentage							15.00%
December 2023 Note II Notes Payable [Member]
Notes Payable [Line Items]
Net carrying amount																				0	127,483
Principal amount						$ 175,000
Maturity date						Sep. 03, 2024
Net proceeds						$ 156,000
Total cash repayments						189,000
Discount against note						$ 66,000
Amortization expense discount																				61,517	4,483
Outstanding amount																				189,000	0
Remaining principal payments																				0	189,000
Interest rate, percentage						0.00%
Original issue discount, percentage						8.00%
Repaid cash premium, percentage						8.00%
Conversion price per share (in Dollars per share)						$ 5
Notes Payable April 2024 Note [Member]
Notes Payable [Line Items]
Net carrying amount																				27,292	0
Principal amount				$ 161,000
Maturity date				Feb. 28, 2025
Net proceeds				$ 118,787
Amortization expense discount																				36,548	0
Outstanding amount																				144,256	0
Remaining principal payments																				36,064	0
Original issue discount				21,000
Other fees				5,000
Prepaid interest				19,320
Total repayments				$ 180,320
Conversion right discount, percentage				15.00%
Investor amount				$ 16,213
Interest payments				$ 18,032
HLYK Florida LLC [Member]
Notes Payable [Line Items]
Interest accrued																				21,990	49,618
Net carrying amount																				158,413	0
Net proceeds			$ 200,000
Discount against note			23,649
Amortization expense discount																				5,007	0
Outstanding amount																				46,594	0
Remaining principal payments																				177,056	0
Original issue discount			19,649
Other fees			4,000
Monthly payments																						$ 9,319
Principal repayments			$ 223,649
Interest Expense, Other																				0	$ 0
Notes and Convertible Note payable [Member] | Government Notes Payable [Member]
Notes Payable [Line Items]
Net carrying amount																$ 450,000		450,000		450,000
Yorkville [Member] | Promissory Note [Member]
Notes Payable [Line Items]
Principal amount															$ 550,000
SBA [Member] | Loan [Member]
Notes Payable [Line Items]
Remaining principal payments																		$ 450,000		$ 450,000
Subsidiaries [Member]
Notes Payable [Line Items]
Aggregate of disaster relief loans																								$ 450,000	$ 450,000	$ 450,000
Percentage of loans bear interest																								3.75%	3.75%	3.75%
Maturity term																								30 years	30 years	30 years